NET FINANCE COST (Tables)	3 Months Ended
Mar. 31, 2026
NET FINANCE COST
Schedule of finance income and cost

	For the three months ended March 31,
In millions	2026	2025
Interest expense
Interest expense on interest bearing debt	$(11.4)	$(14.5)
Interest expense on lease liabilities	(9.6)	(7.2)
Interest expense related to pension liabilities	(0.3)	(0.1)
Other interest expense	(3.6)	(0.2)
	(24.9)	(22.0)

Foreign currency exchange (losses)/gains, net & other finance costs
Exchange rate (losses)/gains	(6.5)	5.9
Other finance cost	(1.3)	(2.0)
	(7.8)	3.9

Loss on debt extinguishment	(50.5)	—

Interest income	2.7	1.5

Net finance cost	$(80.5)	$(16.6)